Revenue Analysis and Segment Information - Schedule of Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SOS Ltd. [Member]
Current assets:
Cash and cash equivalents		$ 19,885	$ 19,447	$ 7,193
Investment securities
Trading Financial Assets		200
Accounts receivable, net
Other receivables - net		5,958	7,203	4,741
Amount due from related parties				17,000
Inter-company receivable		152,575	128,413	151,010
Inventory
Intangible assets
Tax recoverable		15	16	16
Total current assets		178,633	155,079	179,960
Operating lease, right-of-use assets
Property equipment and software, net
Goodwill				72
Investment in subsidiaries outside China
Investment in WFOE				(314,335)
Investment in China SOS				(64,794)
Total non-current assets				(379,076)
Total assets		178,633	155,079	(199,116)
Current liabilities:
Payroll payable
Current liabilities:
Accounts payable
Amount due to related parties		15	1,015	622
Operating lease liability-current
Advance from customers
Tax payable
Other payables		1,241	241	241
Total current liabilities		1,256	1,256	863
Operating lease liabilty-noncurrent
Total non-current liability
Total liabilities		1,256	1,256	863
Non-controlling interest
Shareholder's equity
Paid up capital		64,849	54,301	(818,741)
Additional paid-in capital		200,684	177,227	191,536
Statutory Reserve				513,945
Retained earnings		(88,156)	(77,705)	(60,680)
Accumulated other comprehensive income (loss)				(26,039)
Total Shareholders’ equity		177,377	153,823	(199,979)
Total Liabilities and shareholders’ equity		178,633	155,079	(199,116)
China SOS Ltd. [Member]
Current assets:
Cash and cash equivalents		157,252	156,811	154,568
Investment securities
Trading Financial Assets
Accounts receivable, net
Other receivables - net		973	490
Amount due from related parties		900	900	900
Inter-company receivable		21,737	22,213	24,989
Inventory
Intangible assets		6,289	6,289	6,289
Tax recoverable
Total current assets		187,151	186,703	186,746
Operating lease, right-of-use assets
Property equipment and software, net		1,025	3,425	4,462
Goodwill
Investment in subsidiaries outside China
Investment in WFOE		314,335	314,335	314,335
Investment in China SOS		(64,794)	(64,794)
Total non-current assets		250,566	252,966	318,797
Total assets		437,717	439,669	505,543
Current liabilities:
Payroll payable
Current liabilities:
Accounts payable		11,359	11,359	11,359
Amount due to related parties
Operating lease liability-current
Advance from customers
Tax payable
Other payables		153,976	153,976	153,976
Total current liabilities		165,335	165,335	165,335
Operating lease liabilty-noncurrent
Total non-current liability
Total liabilities		165,335	165,335	165,335
Non-controlling interest
Shareholder's equity
Paid up capital		387,283	387,283	452,078
Additional paid-in capital
Statutory Reserve
Retained earnings		(114,901)	(112,949)	(111,870)
Accumulated other comprehensive income (loss)
Total Shareholders’ equity		272,382	274,334	340,208
Total Liabilities and shareholders’ equity		437,717	439,669	505,543
WOFE [Member]
Current assets:
Cash and cash equivalents		825	859	883
Investment securities
Trading Financial Assets
Accounts receivable, net
Other receivables - net				11
Amount due from related parties
Inter-company receivable		278,380	286,198	294,670
Inventory
Intangible assets
Tax recoverable
Total current assets		279,205	287,057	295,564
Operating lease, right-of-use assets
Property equipment and software, net
Goodwill
Investment in subsidiaries outside China
Investment in WFOE		(314,335)	(314,335)
Investment in China SOS
Total non-current assets		(314,335)	(314,335)
Total assets		(35,130)	(27,278)	295,564
Current liabilities:
Payroll payable
Current liabilities:
Accounts payable
Amount due to related parties				1
Operating lease liability-current
Advance from customers
Tax payable
Other payables
Total current liabilities				1
Operating lease liabilty-noncurrent
Total non-current liability
Total liabilities				1
Non-controlling interest
Shareholder's equity
Paid up capital				295,491
Additional paid-in capital
Statutory Reserve
Retained earnings				73
Accumulated other comprehensive income (loss)		(35,130)	(27,278)	(1)
Total Shareholders’ equity		(35,130)	(27,278)	295,563
Total Liabilities and shareholders’ equity		(35,130)	(27,278)	295,564
VIE [Member]
Current assets:
Cash and cash equivalents
Investment securities
Trading Financial Assets
Accounts receivable, net
Other receivables - net
Amount due from related parties
Inter-company receivable
Inventory
Intangible assets
Tax recoverable
Total current assets
Operating lease, right-of-use assets
Property equipment and software, net
Goodwill
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS
Total non-current assets
Total assets
Current liabilities:
Payroll payable
Current liabilities:
Accounts payable
Amount due to related parties
Operating lease liability-current
Advance from customers
Tax payable
Other payables
Total current liabilities
Operating lease liabilty-noncurrent
Total non-current liability
Total liabilities
Non-controlling interest
Shareholder's equity
Paid up capital
Additional paid-in capital
Statutory Reserve
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
Subsidiaries Outside China [Member]
Current assets:
Cash and cash equivalents		47,593	54,990	41,049
Investment securities
Trading Financial Assets
Accounts receivable, net		256	231	16
Other receivables - net		(700)	2,270	(2,100)
Amount due from related parties		8,100	8,100	8,100
Inter-company receivable		(168,299)	(146,707)	(135,864)
Inventory
Intangible assets		23,584	15,107	117
Tax recoverable			1	(7)
Total current assets		(89,466)	(66,008)	(84,489)
Operating lease, right-of-use assets			377	921
Property equipment and software, net		16,079	24,557	7,999
Goodwill
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS		64,794	64,794	64,794
Total non-current assets		80,873	89,728	73,714
Total assets		(8,593)	23,720	(10,775)
Current liabilities:
Payroll payable
Current liabilities:
Accounts payable			24,327	406
Amount due to related parties		19	19	19
Operating lease liability-current			377	544
Advance from customers
Tax payable			2	2
Other payables		1,460	7,161	6,693
Total current liabilities		1,479	31,886	7,664
Operating lease liabilty-noncurrent				377
Total non-current liability				377
Total liabilities		1,479	31,886	8,041
Non-controlling interest		(6,235)	(3,619)	(841)
Shareholder's equity
Paid up capital		70,951	70,951	70,950
Additional paid-in capital
Statutory Reserve
Retained earnings		(74,788)	(75,498)	(88,925)
Accumulated other comprehensive income (loss)
Total Shareholders’ equity		(3,837)	(4,547)	(17,975)
Total Liabilities and shareholders’ equity		(8,593)	23,720	(10,775)
Subsidiaries Inside China [Member]
Current assets:
Cash and cash equivalents		11,929	47,070	55,799
Investment securities			307
Accounts receivable, net		2,374	578	2,416
Other receivables - net		287,068	217,042	49,054
Amount due from related parties		837	30,582	43,038
Inter-company receivable		(318,614)	(325,302)	(334,805)
Inventory		33,011	32,875	46,273
Intangible assets
Tax recoverable		1,808	1,262	2,534
Total current assets		18,413	4,414	(135,691)
Operating lease, right-of-use assets
Property equipment and software, net		39	66	92
Goodwill		72	72
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS
Total non-current assets		111	138	111
Total assets		18,524	4,552	(135,580)
Current liabilities:
Payroll payable				2
Current liabilities:
Accounts payable		1,152	1,054	1,069
Amount due to related parties		608	607	1
Operating lease liability-current
Advance from customers		21,498	15,192	20,385
Tax payable		169	75	92
Other payables		9,143	90	(148,929)
Total current liabilities		32,570	17,018	(127,380)
Operating lease liabilty-noncurrent
Total non-current liability
Total liabilities		32,570	17,018	(127,380)
Non-controlling interest			5	15
Shareholder's equity
Paid up capital		(520,905)	(511,886)	596
Additional paid-in capital		521,542	513,953	7
Statutory Reserve		161	161	59
Retained earnings		(12,416)	(10,520)	(11,518)
Accumulated other comprehensive income (loss)		(2,428)	(4,179)	2,641
Total Shareholders’ equity		(14,046)	(12,471)	(8,215)
Total Liabilities and shareholders’ equity		18,524	4,552	(135,580)
SOS Ltd. Adjustment [Member]
Current assets:
Cash and cash equivalents	[1]
Investment securities	[1]
Trading Financial Assets	[1]
Accounts receivable, net	[1]
Other receivables - net	[1]
Amount due from related parties	[1]
Inter-company receivable	[1]	34,221	35,185
Inventory	[1]
Intangible assets	[1]
Tax recoverable	[1]
Total current assets	[1]	34,221	35,185
Operating lease, right-of-use assets	[1]
Property equipment and software, net	[1]
Goodwill	[1]
Investment in subsidiaries outside China	[1]
Investment in WFOE	[1]
Investment in China SOS	[1]
Total non-current assets	[1]
Total assets	[1]	34,221	35,185
Current liabilities:
Accounts payable	[1]
Amount due to related parties	[1]
Operating lease liability-current	[1]
Advance from customers	[1]
Tax payable	[1]
Other payables	[1]
Total current liabilities	[1]
Total non-current liability	[1]
Total liabilities	[1]
Non-controlling interest	[1]
Shareholder's equity
Paid up capital	[1]	13	16
Additional paid-in capital	[1]	39,165	39,165
Statutory Reserve	[1]
Retained earnings	[1]
Accumulated other comprehensive income (loss)	[1]	(4,957)	(3,996)
Total Shareholders’ equity	[1]	34,221	35,185
Total Liabilities and shareholders’ equity	[1]	34,221	35,185
SOS Ltd. Adjustment [Member]
Current assets:
Cash and cash equivalents	[2]
Investment securities	[2]
Trading Financial Assets	[2]
Accounts receivable, net	[2]
Other receivables - net	[2]
Amount due from related parties	[2]
Inter-company receivable	[2]
Inventory	[2]
Intangible assets	[2]
Tax recoverable	[2]
Total current assets	[2]
Operating lease, right-of-use assets	[2]
Property equipment and software, net	[2]
Goodwill	[2]
Investment in subsidiaries outside China	[2]
Investment in WFOE	[2]
Investment in China SOS	[2]
Total non-current assets	[2]
Total assets	[2]
Current liabilities:
Accounts payable	[2]
Amount due to related parties	[2]
Operating lease liability-current	[2]
Advance from customers	[2]
Tax payable	[2]
Other payables	[2]
Total current liabilities	[2]
Total non-current liability	[2]
Total liabilities	[2]
Non-controlling interest	[2]
Shareholder's equity
Paid up capital	[2]
Additional paid-in capital	[2]
Statutory Reserve	[2]
Retained earnings	[2]
Accumulated other comprehensive income (loss)	[2]
Total Shareholders’ equity	[2]
Total Liabilities and shareholders’ equity	[2]
SOS Ltd. Adjustment [Member]
Current assets:
Cash and cash equivalents	[3]
Investment securities	[3]
Trading Financial Assets	[3]
Accounts receivable, net	[3]
Other receivables - net	[3]
Amount due from related parties	[3]
Inter-company receivable	[3]
Inventory	[3]
Intangible assets	[3]
Tax recoverable	[3]
Total current assets	[3]
Operating lease, right-of-use assets	[3]
Property equipment and software, net	[3]
Goodwill	[3]
Investment in subsidiaries outside China	[3]
Investment in WFOE	[3]
Investment in China SOS	[3]
Total non-current assets	[3]
Total assets	[3]
Current liabilities:
Accounts payable	[3]
Amount due to related parties	[3]
Operating lease liability-current	[3]
Advance from customers	[3]
Tax payable	[3]
Other payables	[3]
Total current liabilities	[3]
Total non-current liability	[3]
Total liabilities	[3]
Non-controlling interest	[3]
Shareholder's equity
Paid up capital	[3]
Additional paid-in capital	[3]
Statutory Reserve	[3]
Retained earnings	[3]
Accumulated other comprehensive income (loss)	[3]
Total Shareholders’ equity	[3]
Total Liabilities and shareholders’ equity	[3]
SOS Ltd. Adjustment [Member]
Current assets:
Cash and cash equivalents	[4]
Investment securities	[4]
Trading Financial Assets	[4]
Accounts receivable, net	[4]
Other receivables - net	[4]
Amount due from related parties	[4]
Inter-company receivable	[4]
Inventory	[4]
Intangible assets	[4]
Tax recoverable	[4]
Total current assets	[4]
Operating lease, right-of-use assets	[4]
Property equipment and software, net	[4]
Goodwill	[4]
Investment in subsidiaries outside China	[4]
Investment in WFOE	[4]
Investment in China SOS	[4]
Total non-current assets	[4]
Total assets	[4]
Current liabilities:
Accounts payable	[4]
Amount due to related parties	[4]
Operating lease liability-current	[4]
Advance from customers	[4]
Tax payable	[4]
Other payables	[4]
Total current liabilities	[4]
Total non-current liability	[4]
Total liabilities	[4]
Non-controlling interest	[4]
Shareholder's equity
Paid up capital	[4]
Additional paid-in capital	[4]
Statutory Reserve	[4]
Retained earnings	[4]
Accumulated other comprehensive income (loss)	[4]
Total Shareholders’ equity	[4]
Total Liabilities and shareholders’ equity	[4]
SOS Ltd. Adjustment [Member]
Current assets:
Cash and cash equivalents	[5]
Investment securities	[5]
Trading Financial Assets	[5]
Accounts receivable, net	[5]
Other receivables - net	[5]
Amount due from related parties	[5]
Inter-company receivable	[5]
Inventory	[5]
Intangible assets	[5]
Tax recoverable	[5]
Total current assets	[5]
Operating lease, right-of-use assets	[5]
Property equipment and software, net	[5]
Goodwill	[5]
Investment in subsidiaries outside China	[5]
Investment in WFOE	[5]
Investment in China SOS	[5]
Total non-current assets	[5]
Total assets	[5]
Current liabilities:
Accounts payable	[5]
Amount due to related parties	[5]
Operating lease liability-current	[5]
Advance from customers	[5]
Tax payable	[5]
Other payables	[5]
Total current liabilities	[5]
Total liabilities	[5]
Non-controlling interest	[5]
Shareholder's equity
Paid up capital	[5]
Additional paid-in capital	[5]
Statutory Reserve	[5]
Retained earnings	[5]
Accumulated other comprehensive income (loss)	[5]
Total Shareholders’ equity	[5]
Total Liabilities and shareholders’ equity	[5]
SOS Ltd. Adjustment [Member]
Current assets:
Cash and cash equivalents	[6]
Investment securities	[6]
Trading Financial Assets	[6]
Accounts receivable, net	[6]
Other receivables - net	[6]
Amount due from related parties	[6]
Inter-company receivable	[6]
Inventory	[6]
Intangible assets	[6]
Tax recoverable	[6]
Total current assets	[6]
Operating lease, right-of-use assets	[6]
Property equipment and software, net	[6]
Goodwill	[6]
Investment in subsidiaries outside China	[6]
Investment in WFOE	[6]
Investment in China SOS	[6]
Total non-current assets	[6]
Total assets	[6]
Current liabilities:
Accounts payable	[6]
Amount due to related parties	[6]
Operating lease liability-current	[6]
Advance from customers	[6]
Tax payable	[6]
Other payables	[6]
Total current liabilities	[6]
Non-controlling interest	[6]
Shareholder's equity
Paid up capital	[6]
Additional paid-in capital	[6]
Statutory Reserve	[6]
Retained earnings	[6]
Accumulated other comprehensive income (loss)	[6]
Total Shareholders’ equity	[6]
Total Liabilities and shareholders’ equity	[6]
China SOS Ltd. Adjustment [Member]
Current assets:
Cash and cash equivalents
Investment securities
Trading Financial Assets
Accounts receivable, net
Other receivables - net		(143,018)	(147,035)
Amount due from related parties
Inter-company receivable
Inventory
Intangible assets
Tax recoverable
Total current assets		(143,018)	(147,035)
Operating lease, right-of-use assets
Property equipment and software, net
Goodwill
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS
Total non-current assets
Total assets		(143,018)	(147,035)
Current liabilities:
Payroll payable
Current liabilities:
Accounts payable
Amount due to related parties
Operating lease liability-current
Advance from customers
Tax payable
Other payables		(153,976)	(153,976)
Total current liabilities		(153,976)	(153,976)
Operating lease liabilty-noncurrent
Total non-current liability
Total liabilities		(153,976)	(153,976)
Non-controlling interest
Shareholder's equity
Paid up capital
Additional paid-in capital
Statutory Reserve
Retained earnings
Accumulated other comprehensive income (loss)		10,958	6,941
Total Shareholders’ equity		10,958	6,941
Total Liabilities and shareholders’ equity		(143,018)	(147,035)
WOFE Adjustment [Member]
Current assets:
Cash and cash equivalents
Investment securities
Trading Financial Assets
Accounts receivable, net
Other receivables - net
Amount due from related parties
Inter-company receivable
Inventory
Intangible assets
Tax recoverable
Total current assets
Operating lease, right-of-use assets
Property equipment and software, net
Goodwill
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS
Total non-current assets
Total assets
Current liabilities:
Payroll payable
Current liabilities:
Accounts payable
Amount due to related parties
Operating lease liability-current
Advance from customers
Tax payable
Other payables
Total current liabilities
Operating lease liabilty-noncurrent
Total non-current liability
Total liabilities
Non-controlling interest
Shareholder's equity
Paid up capital
Additional paid-in capital
Statutory Reserve
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
VIE Adjustment [Member]
Current assets:
Cash and cash equivalents
Investment securities
Trading Financial Assets
Accounts receivable, net
Other receivables - net
Amount due from related parties
Inter-company receivable
Inventory
Intangible assets
Tax recoverable
Total current assets
Operating lease, right-of-use assets
Property equipment and software, net
Goodwill
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS
Total non-current assets
Total assets
Current liabilities:
Payroll payable
Current liabilities:
Accounts payable
Amount due to related parties
Operating lease liability-current
Advance from customers
Tax payable
Other payables
Total current liabilities
Operating lease liabilty-noncurrent
Total non-current liability
Total liabilities
Non-controlling interest
Shareholder's equity
Paid up capital
Additional paid-in capital
Statutory Reserve
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
SOS Ltd. Consolidated total [Member]
Current assets:
Cash and cash equivalents		237,484
Trading Financial Assets		200
Accounts receivable, net		2,630
Other receivables - net		150,281
Amount due from related parties		9,837
Inter-company receivable
Inventory		33,011
Intangible assets		29,873
Tax recoverable		1,823
Total current assets		465,139
Operating lease, right-of-use assets
Property equipment and software, net		17,143
Goodwill		72
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS
Prepaid expense
Total non-current assets		17,215
Total assets		482,354
Current liabilities:
Accounts payable		12,511
Amount due to related parties		642
Operating lease liability-current
Advance from customers		21,498
Tax payable		169
Other payables		11,844
Total current liabilities		46,664
Operating lease liabilty-noncurrent
Total non-current liability
Total liabilities		46,664
Non-controlling interest		(6,235)
Shareholder's equity
Paid up capital		2,191
Additional paid-in capital		761,391
Statutory Reserve		161
Retained earnings		(290,261)
Accumulated other comprehensive income (loss)		(31,557)
Total Shareholders’ equity		441,925
Total Liabilities and shareholders’ equity		482,354
Inter-company elimination [Member]
Current assets:
Other receivables - net	[7]
Inter-company receivable	[7]
Total current assets	[7]
Investment in subsidiaries outside China	[7]
Investment in WFOE	[7]
Total non-current assets	[7]
Total assets	[7]
Current liabilities:
Other payables	[7]
Total current liabilities	[7]
Total non-current liability	[7]
Total liabilities	[7]
Shareholder's equity
Total Shareholders’ equity	[7]
Total Liabilities and shareholders’ equity	[7]
Subsidiaries Outside China Adjustment [Member]
Current assets:
Tax recoverable
Total current assets
Total non-current assets
Total assets
Current liabilities:
Total current liabilities
Total non-current liability
Total liabilities
Shareholder's equity
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
Subsidiaries Inside China Adjustment [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Other receivables - net
Amount due from related parties
Inter-company receivable
Inventory
Intangible assets
Tax recoverable
Total current assets
Operating lease, right-of-use assets
Property equipment and software, net
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS
Total non-current assets
Total assets
Current liabilities:
Payroll payable
Current liabilities:
Accounts payable
Amount due to related parties
Operating lease liability-current
Advance from customers
Tax payable
Other payables
Total current liabilities
Operating lease liabilty-noncurrent
Total non-current liability
Total liabilities
Shareholder's equity
Paid up capital
Additional paid-in capital
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
Consolidated total [Member]
Current assets:
Cash and cash equivalents			279,177
Investment securities			307
Accounts receivable, net			809
Other receivables - net			79,970
Amount due from related parties			39,582
Inter-company receivable
Inventory			32,875
Intangible assets			21,396
Tax recoverable			1,279
Total current assets			455,395
Operating lease, right-of-use assets			377
Property equipment and software, net			28,048
Goodwill			72
Investment in WFOE
Investment in China SOS
Total non-current assets			28,497
Total assets			483,892
Current liabilities:
Accounts payable			36,740
Amount due to related parties			1,641
Operating lease liability-current			377
Advance from customers			15,192
Tax payable			77
Other payables			7,492
Total current liabilities			61,519
Total liabilities			61,519
Non-controlling interest			(3,614)
Shareholder's equity
Paid up capital			665
Additional paid-in capital			730,345
Statutory Reserve			161
Retained earnings			(276,672)
Accumulated other comprehensive income (loss)			(28,512)
Total Shareholders’ equity			425,987
Total Liabilities and shareholders’ equity			$ 483,892
SOS Ltd. Adjustment [Member]
Current assets:
Cash and cash equivalents	[1]
Accounts receivable, net	[1]
Other receivables - net	[1]
Amount due from related parties	[1]
Inter-company receivable	[1]
Inventory	[1]
Intangible assets	[1]
Tax recoverable	[1]
Total current assets	[1]
Operating lease, right-of-use assets	[1]
Property equipment and software, net	[1]
Goodwill	[1]
Investment in subsidiaries outside China	[1]
Investment in WFOE	[1]
Investment in China SOS	[1]
Total non-current assets	[1]
Total assets	[1]
Current liabilities:
Payroll payable	[1]
Current liabilities:
Accounts payable	[1]
Amount due to related parties	[1]
Operating lease liability-current	[1]
Advance from customers	[1]
Tax payable	[1]
Other payables	[1]
Total current liabilities	[1]
Operating lease liabilty-noncurrent	[1]
Total non-current liability	[1]
Total liabilities	[1]
Non-controlling interest	[1]
Shareholder's equity
Paid up capital	[1]
Additional paid-in capital	[1]
Statutory Reserve	[1]
Retained earnings	[1]
Accumulated other comprehensive income (loss)	[1]
Total Shareholders’ equity	[1]
Total Liabilities and shareholders’ equity	[1]
company elimination [Member]
Current assets:
Cash and cash equivalents	[7]
Accounts receivable, net	[7]
Other receivables - net	[7]			(902)
Amount due from related parties	[7]
Inter-company receivable	[7]
Inventory	[7]
Intangible assets	[7]
Tax recoverable	[7]
Total current assets	[7]			(902)
Operating lease, right-of-use assets	[7]
Property equipment and software, net	[7]
Investment in subsidiaries outside China	[7]
Investment in WFOE	[7]
Investment in China SOS	[7]
Total non-current assets	[7]
Total assets	[7]			(902)
Current liabilities:
Payroll payable	[7]
Current liabilities:
Accounts payable	[7]
Amount due to related parties	[7]
Operating lease liability-current	[7]
Advance from customers	[7]
Tax payable	[7]
Other payables	[7]			(902)
Total current liabilities	[7]			(902)
Operating lease liabilty-noncurrent	[7]
Total non-current liability	[7]
Total liabilities	[7]			(902)
Non-controlling interest	[7]
Shareholder's equity
Paid up capital	[7]
Additional paid-in capital	[7]			513,945
Statutory Reserve	[7]			(513,945)
Retained earnings	[7]
Accumulated other comprehensive income (loss)	[7]
Total Shareholders’ equity	[7]
Total Liabilities and shareholders’ equity	[7]			(902)
Inter- Outside China Adjustment [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Other receivables - net
Amount due from related parties
Inter-company receivable
Inventory
Intangible assets
Tax recoverable
Total current assets
Operating lease, right-of-use assets
Property equipment and software, net
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS
Total non-current assets
Total assets
Current liabilities:
Payroll payable
Current liabilities:
Accounts payable
Amount due to related parties
Operating lease liability-current
Advance from customers
Tax payable
Other payables
Total current liabilities
Operating lease liabilty-noncurrent
Total non-current liability
Total liabilities
Non-controlling interest
Shareholder's equity
Paid up capital
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
Subsidiaries SOS Ltd. Consolidated total [Member]
Current assets:
Cash and cash equivalents				259,492
Accounts receivable, net				2,432
Other receivables - net				55,004
Amount due from related parties				69,038
Inter-company receivable
Inventory				46,273
Intangible assets				6,406
Tax recoverable				2,543
Total current assets				441,188
Operating lease, right-of-use assets				921
Property equipment and software, net				12,553
Goodwill				72
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS
Total non-current assets				13,546
Total assets				454,734
Current liabilities:
Payroll payable				2
Current liabilities:
Accounts payable				12,834
Amount due to related parties				643
Operating lease liability-current				544
Advance from customers				20,385
Tax payable				94
Other payables				11,079
Total current liabilities				45,581
Operating lease liabilty-noncurrent				377
Total non-current liability				377
Total liabilities				45,958
Non-controlling interest				(826)
Shareholder's equity
Paid up capital				374
Additional paid-in capital				705,488
Statutory Reserve				59
Retained earnings				(272,920)
Accumulated other comprehensive income (loss)				(23,399)
Total Shareholders’ equity				409,602
Total Liabilities and shareholders’ equity				$ 454,734

[1]	SOS placed private equity from a number of investors, SOSINT received it on behalf of SOS. This entry represents that SOS is to pick it up by increasing paid-up and additional paid-up capital by going through inter-company account;
[2]	This entry is to eliminate China SOS’s investment in WFOE against WFOE’s paid-up capital, additional paid-up capital and retained earning if any;
[3]	This entry is to eliminate SOS’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;
[4]	China SOS received financing net of issuance expenses on behalf of SOS. This entry is to increase SOS’s paid-up capital and additional paid-up capital by going through inter-company account to offset other receivables and other payable;
[5]	This entry is to re-classify paid-up capital to additional capital by Register of members reconciliation table and re-classify between retained earnings and additional paid-up capital;
[6]	This entry is to eliminate SOSNY’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;
[7]	This entry represents an inter-company elimination entry between SOS and SOSNY.